Geographic Revenue Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Europe USD ($)	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2012 Germany USD ($)	Dec. 31, 2012 Germany CNY	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2012 Spain USD ($)	Dec. 31, 2012 Spain CNY	Dec. 31, 2011 Spain CNY	Dec. 31, 2010 Spain CNY	Dec. 31, 2012 France USD ($)	Dec. 31, 2012 France CNY	Dec. 31, 2011 France CNY	Dec. 31, 2010 France CNY	Dec. 31, 2012 Italy USD ($)	Dec. 31, 2012 Italy CNY	Dec. 31, 2011 Italy CNY	Dec. 31, 2010 Italy CNY	Dec. 31, 2012 Belgium USD ($)	Dec. 31, 2012 Belgium CNY	Dec. 31, 2011 Belgium CNY	Dec. 31, 2012 Holland USD ($)	Dec. 31, 2012 Holland CNY	Dec. 31, 2011 Holland CNY	Dec. 31, 2010 Holland CNY	Dec. 31, 2012 Czech USD ($)	Dec. 31, 2012 Czech CNY	Dec. 31, 2011 Czech CNY	Dec. 31, 2010 Czech CNY	Dec. 31, 2012 Greece USD ($)	Dec. 31, 2012 Greece CNY	Dec. 31, 2011 Greece CNY	Dec. 31, 2010 Greece CNY	Dec. 31, 2012 England USD ($)	Dec. 31, 2012 England CNY	Dec. 31, 2011 England CNY	Dec. 31, 2010 England CNY	Dec. 31, 2012 Other European countries USD ($)	Dec. 31, 2012 Other European countries CNY	Dec. 31, 2011 Other European countries CNY	Dec. 31, 2010 Other European countries CNY	Dec. 31, 2012 PRC (excluding HK SAR, Macau and Taiwan) USD ($)	Dec. 31, 2012 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2011 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2010 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2012 HK SAR USD ($)	Dec. 31, 2012 HK SAR CNY	Dec. 31, 2010 HK SAR CNY	Dec. 31, 2012 United States of America USD ($)	Dec. 31, 2012 United States of America CNY	Dec. 31, 2011 United States of America CNY	Dec. 31, 2010 United States of America CNY	Dec. 31, 2012 Japan USD ($)	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2012 South Korea USD ($)	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2012 Other countries USD ($)	Dec. 31, 2012 Other countries CNY	Dec. 31, 2011 Other countries CNY	Dec. 31, 2010 Other countries CNY
Geographical Revenue Information
Total net revenues	$ 1,828,530	11,391,928	14,677,965	12,499,987	$ 1,102,042	6,865,842	9,069,292	10,306,465	$ 764,885	4,765,312	6,595,109	7,078,239	$ 61,301	381,910	511,757	704,355	$ 12,183	75,898	352,107	236,522	$ 62,474	389,218	700,646	853,788	$ 9,093	56,653	70,236	$ 80,712	502,843	222,413	471,889	$ 1,529	9,529	9,899	286,901	$ 76,586	477,138	210,487	453,050	$ 18,841	117,381	227,122	174,875	$ 14,438	89,960	169,516	46,846	$ 425,891	2,653,341	3,261,886	745,917	$ 1,232	7,674	16,500	$ 256,929	1,600,695	2,137,219	1,216,962	$ 13,148	81,911	51,236	22,854	$ 2,693	16,775	13,036	154,769	$ 26,595	165,690	145,296	36,520